Mortgage Banking Activities, Analysis of Changes in Amortized MSRs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in amortized MSRs
Amortization	$ (274)	$ (266)	$ (263)
Amortized [Member]
Changes in amortized MSRs
Balance, beginning of year	1,443	1,424	1,406
Purchases	100	127	115
Servicing from securitizations or asset transfers	161	158	166
Amortization	(274)	(266)	(263)
Balance, end of year	1,430	1,443	1,424
Fair value of amortized MSRs:
Beginning of year	2,288	2,025	1,956
End of year	1,872	2,288	2,025
Commercial mortgage servicing [Member] | Amortized [Member]
Mortgage Banking Activities Textual [Abstract]
Valuation allowance	$ 0	$ 0	$ 0